Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 260,620	R 212,848
Authorised but not yet contracted for	21,136	43,097
Less expenditure to the end of year	(249,806)	(195,850)
Total capital commitments	31,950	60,095	R 69,927
Capital commitments to sustain existing operations	26,305	29,654
Capital commitments to expand operations	R 5,645	R 30,441